Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term debt
	December 31, 2011	December 31, 2012
Term loans/Credit facilities	$2,279,167	$1,607,500
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	-	800,000
Less: Deferred financing costs	(43,402)	(54,090)
Total debt	2,735,765	2,853,410
Less: Current portion	(210,166)	(169,780)

Long-term portion	$2,525,599	$2,683,630

Loan movements for Company's Senior Unsecured Notes, Drill Rigs Holdings Notes, credit facilities and term loans
Loan	Loan agreement date	Original Amount	December 31, 2011	New Loans	Repayments	December 31, 2012
Term Bank Loan	April 18, 2011	$800,000	$766,667	-	(66,667)	$700,000
Credit Facility	September 17, 2008	1,040,000	522,500	-	(522,500)	-
Credit Facility	July 18, 2008	1,125,000	990,000	-	(82,500)	907,500
Senior Unsecured Notes	April 27, 2011	500,000	500,000	-	-	500,000
Drill Rigs Senior Notes	September 20, 2012	$800,000	-	800,000	-	800,000
			$2,779,167	$800,000	($671,667)	$2,907,500

Annual principal payments
2013	$176,667
2014	176,667
2015	176,666
2016	1,110,000
2017	910,000
2018 and thereafter	357,500

Total principal payments	2,907,500
Less: Financing fees	(54,090)

Total debt	$2,853,410